COMMITMENTS AND CONTINGENCIES - Cardholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AIR MILES Reward Program
Letters of credit and other assurances	$ 128.7
Leases
Lease expense	47.5	$ 67.3	$ 54.5
Operating Leases - Future Minimum Payments
2019	42.0
2020	39.9
2021	37.7
2022	36.8
2023	35.6
Thereafter	256.4
Total	$ 448.4